Organization and Principal Activities (Details)				1 Months Ended	12 Months Ended
	Dec. 22, 2025 USD ($)	Dec. 22, 2025 CNY (¥)	Apr. 07, 2025 USD ($)	Nov. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 23, 2025
Organization and Principal Activities [Line Items]
Equity issuance by subsidiary to non-controlling interest					$ 3,000,000
Percentage of service fees					95.00%
Interest percentage					24.00%
Loss from operations					$ (3,355,234)	$ (2,333,500)	$ (3,186,786)
Operating cash outflows					(2,206,969)	(10,308,733)	$ (1,891,626)
Cash and cash equivalents					517,338	3,417,796
Borrowed from banks					11,428,572	13,282,318
Prepaid suppliers					9,282,753	$ 16,889,585
Amount collected					$ 4,127,054
Funding support agreement	$ (3,511,729)	¥ 25,000,000
Aggregate amount				$ 200,000,000
Loan Agreement [Member]
Organization and Principal Activities [Line Items]
Term loan					20 years
PRC [Member]
Organization and Principal Activities [Line Items]
Borrowed from banks					$ 10,726,226
Due within a Year [Member]
Organization and Principal Activities [Line Items]
Due amount to be paid					5,003,512
Due More than a Year [Member]
Organization and Principal Activities [Line Items]
Due amount to be paid					5,722,714
Changzhou EZGO [Member]
Organization and Principal Activities [Line Items]
Equity issuance by subsidiary to non-controlling interest			$ 3,000,000
Supplier [Member]
Organization and Principal Activities [Line Items]
Prepaid suppliers					$ 6,884,675
EZGO [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interests					100.00%			40.00%